Accounting Policies Applied - Summary of Pre-tax Discount Rates (Detail)	Dec. 31, 2020	Dec. 31, 2019
Argentina | Argentine peso [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	35.80%	24.70%
Argentina | Argentine peso [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	63.40%	50.60%
Brazil | Brazilian Reals [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	9.60%	10.10%
Brazil | Brazilian Reals [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	40.20%	23.40%
Peru | Peruvian sol [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	7.40%	7.80%
Peru | Peruvian sol [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	11.10%	12.90%
Colombia | Colombian peso [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	8.70%	8.70%
Colombia | Colombian peso [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	10.50%	11.80%